Provisions for expected credit losses - Sensitivity analysis (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Provisions for expected credit losses
Percentage of gross exposure from loans and credit commitments stage 1 reflected in stage 2	1.00%	1.00%
Provision for ECL
Provisions for expected credit losses
Amount of increase in provision for ECL	$ 113	$ 252
Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	4,625	4,999
Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	2,983	3,411
Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	6,680	7,399
Parent Entity | Provision for ECL
Provisions for expected credit losses
Amount of increase in provision for ECL	103	200
Parent Entity | Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	4,080	4,263
Parent Entity | Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	2,582	2,877
Parent Entity | Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 5,947	$ 6,354